Description of Long-Term Debt (Parenthetical) (Detail) (USD $)				12 Months Ended										1 Months Ended	12 Months Ended					12 Months Ended
	May 31, 2013	Jun. 29, 2012	May 31, 2012	May 31, 2013 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2012 Unsecured 6.25% senior notes due December 15, 2013	May 31, 2013 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2012 Unsecured 6.70% senior notes due November 1, 2015		May 31, 2013 Unsecured 6.50% senior notes due February 14, 2018		May 31, 2012 Unsecured 6.50% senior notes due February 14, 2018		Oct. 09, 2009 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 6.125% senior note due October 15, 2019		May 31, 2012 Unsecured 6.125% senior note due October 15, 2019		May 27, 2011 Unsecured 6.125% senior note due October 15, 2019	May 31, 2013 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2012 Unsecured 3.45% senior notes due November 15, 2022	May 31, 2013 Revolving Credit Facilities		May 31, 2012 Revolving Credit Facilities		May 31, 2013 Other Borrowings	May 31, 2012 Other Borrowings	May 31, 2012 Euro LIBOR Revolving Credit Facilities	May 31, 2013 AUD LIBOR Revolving Credit Facilities	May 31, 2012 Prime Rate Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility borrowing capacity		$ 600,000,000																				$ 600,000,000	[1]	$ 600,000,000	[1]
Debt, interest rate				6.25%	6.25%	6.70%	[2]	6.70%	[2]	6.50%	[3]	6.50%	[3]	6.125%	6.125%	[4]	6.125%	[4]		3.45%	3.45%
Debt, due date				Dec. 15, 2013	Dec. 15, 2013	Nov. 01, 2015	[2]	Nov. 01, 2015	[2]	Feb. 14, 2018	[3]	Feb. 14, 2018	[3]	Oct. 15, 2019	Oct. 15, 2019	[4]	Oct. 15, 2019	[4]		Nov. 15, 2022	Nov. 15, 2022	Jun. 29, 2017	[1]	Jun. 29, 2017	[1]
Debt, maturity year																										2017	2017
Effective euro fixed-rate borrowing	5.31%					5.31%
Debt										250,000,000
Debt instrument, effective interest rate										6.704%		6.704%		6.139%					4.934%
Amortization of debt discount premium										1,700,000		2,100,000			200,000		200,000
Debt	1,373,697,000		1,115,536,000	200,000,000	200,000,000	150,000,000	[2]	150,000,000	[2]	248,259,000	[3]	247,890,000	[3]	300,000,000	459,457,000	[4]	460,688,000	[4]	150,000,000	300,000,000		7,701,000	[1]	48,797,000	[1]
Unamortization of debt premium															$ 9,700,000		$ 11,000,000
Average interest rate																												1.99%	4.16%	5.65%

[1]	Interest was tied to AUD LIBOR at May 31, 2013, and averaged 4.16% for AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt.
[2]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[3]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.7 million and $2.1 million at May 31, 2013 and 2012, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[4]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million at May 31, 2013 and 2012. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $9.7 million and $11.0 million at May 31, 2013 and 2012, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.